Baird Short-Term Bond Fund
Schedule of Investments, September 30, 2023 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
2.875%, 06/15/2025	$560,525,000	$539,636,688
3.125%, 08/15/2025	571,550,000	551,389,466
4.000%, 02/15/2026	585,775,000	573,395,928
4.500%, 07/15/2026	130,025,000	128,826,332
4.375%, 08/15/2026	285,000,000	281,459,764
Total U.S. Treasury Securities (Cost $2,091,495,069)		2,074,708,178	22.6%

Other Government Related Securities
Korea Electric Power Corporation,
5.375%, 04/06/2026 (1)(2)	15,000,000	14,924,098
NBN Co. Ltd.,
0.875%, 10/08/2024 (Callable 09/08/2024) (1)(2)	36,000,000	34,199,848
Total Other Government Related Securities (Cost $50,866,410)		49,123,946	0.5%

Corporate Bonds
Industrials
Advance Auto Parts, Inc.,
5.900%, 03/09/2026	10,000,000	9,657,810
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024 (Callable 08/01/2024)	20,250,000	19,626,806
Anglo American Capital PLC:
5.375%, 04/01/2025 (Callable 03/01/2025) (1)(2)	13,250,000	13,072,272
4.875%, 05/14/2025 (1)(2)	956,000	938,197
4.000%, 09/11/2027 (1)(2)	3,184,000	2,972,790
ANR Pipeline Co.,
7.375%, 02/15/2024 (1)	13,000,000	12,962,416
ArcelorMittal:
6.125%, 06/01/2025 (1)	1,413,000	1,417,157
4.550%, 03/11/2026 (1)	4,000,000	3,899,755
Ashtead Capital, Inc.:
1.500%, 08/12/2026 (Callable 07/12/2026) (1)(2)	33,034,000	29,066,870
4.375%, 08/15/2027 (Callable 10/16/2023) (1)(2)	2,052,000	1,907,206
AT&T, Inc.,
4.250%, 03/01/2027 (Callable 12/01/2026)	9,477,000	9,032,827
AutoNation, Inc.,
4.500%, 10/01/2025 (Callable 07/01/2025)	25,000,000	24,139,102
Bayer US Finance II LLC,
5.500%, 08/15/2025 (1)(2)	4,000,000	3,960,177
Berry Global, Inc.,
4.875%, 07/15/2026 (Callable 10/30/2023) (2)	16,968,000	16,241,262
Boardwalk Pipelines LP,
4.950%, 12/15/2024 (Callable 09/15/2024)	40,966,000	40,363,796
Brambles USA, Inc.,
4.125%, 10/23/2025 (Callable 07/25/2025) (1)(2)	30,041,000	28,933,076
Broadcom, Inc.,
3.150%, 11/15/2025 (Callable 10/15/2025)	5,000,000	4,726,071
Brunswick Corp.,
0.850%, 08/18/2024 (Callable 10/16/2023)	12,500,000	11,920,379
Bunge Limited Finance Corp.,
1.630%, 08/17/2025 (Callable 07/17/2025)	5,006,000	4,627,604
CCL Industries, Inc.,
3.250%, 10/01/2026 (Callable 07/01/2026) (1)(2)	1,560,000	1,435,220
CDW LLC / CDW Finance Corp.:
5.500%, 12/01/2024 (Callable 06/01/2024)	2,958,000	2,920,285
4.125%, 05/01/2025 (Callable 10/30/2023)	19,810,000	19,117,195
Celanese US Holdings LLC,
6.050%, 03/15/2025	10,817,000	10,778,154
Charter Communications Operating LLC,
4.908%, 07/23/2025 (Callable 04/23/2025)	18,000,000	17,588,742
Cheniere Corpus Christi Holdings LLC,
5.875%, 03/31/2025 (Callable 10/02/2024)	6,595,000	6,545,933
CNH Industrial Capital LLC:
3.950%, 05/23/2025 (1)	10,000,000	9,690,329
5.450%, 10/14/2025 (1)	15,000,000	14,883,457
Columbia Pipelines Holding Co. LLC,
6.055%, 08/15/2026 (Callable 07/15/2026) (1)(2)	7,000,000	7,021,957
Concentrix Corp.,
6.650%, 08/02/2026 (Callable 07/02/2026)	41,900,000	41,647,639
CVS Pass-Through Trust:
5.880%, 01/10/2028	4,391,272	4,269,258
6.036%, 12/10/2028	17,140,372	16,959,141
Daimler Finance North America LLC,
1.625%, 12/13/2024 (1)(2)	25,000,000	23,750,725
Daimler Truck Finance North America LLC,
5.150%, 01/16/2026 (1)(2)	11,825,000	11,669,414
DCP Midstream LLC,
5.375%, 07/15/2025 (Callable 04/15/2025)	36,000,000	35,514,367
DXC Technology Co.,
1.800%, 09/15/2026 (Callable 08/15/2026)	48,650,000	42,790,475
eBay, Inc.,
5.900%, 11/22/2025 (Callable 10/22/2025)	20,000,000	20,036,324
Element Fleet Management Corp.:
1.600%, 04/06/2024 (Callable 03/06/2024) (1)(2)	39,475,000	38,527,780
3.850%, 06/15/2025 (Callable 05/15/2025) (1)(2)	14,147,000	13,478,697
Energy Transfer LP,
5.500%, 06/01/2027 (Callable 03/01/2027)	14,000,000	13,780,175
Energy Transfer Partners LP:
4.050%, 03/15/2025 (Callable 12/15/2024)	16,781,000	16,318,223
4.200%, 04/15/2027 (Callable 01/15/2027)	5,028,000	4,737,552
Ferguson Finance PLC,
4.250%, 04/20/2027 (Callable 03/20/2027) (2)	3,100,000	2,939,909
Fidelity National Information Services, Inc.,
4.500%, 07/15/2025	18,900,000	18,438,569
Flex Ltd.:
4.750%, 06/15/2025 (Callable 03/15/2025)	18,999,000	18,536,740
3.750%, 02/01/2026 (Callable 01/01/2026)	28,600,000	27,187,613
FMC Corp.,
5.150%, 05/18/2026 (Callable 04/18/2026)	37,735,000	36,660,929
Freeport-McMoRan, Inc.,
4.550%, 11/14/2024 (Callable 08/14/2024)	3,547,000	3,481,487
Fresenius Medical Care US Finance II, Inc.,
4.750%, 10/15/2024 (Callable 07/17/2024) (1)(2)	18,720,000	18,370,641
Fresenius Medical Care US Finance III, Inc.,
1.875%, 12/01/2026 (Callable 11/01/2026) (1)(2)	10,000,000	8,720,995
General Motors Financial Co., Inc.:
3.800%, 04/07/2025	30,000,000	28,916,612
2.750%, 06/20/2025 (Callable 05/20/2025)	7,302,000	6,874,046
5.400%, 04/06/2026	10,000,000	9,793,094
Genpact Luxembourg Sarl,
3.375%, 12/01/2024 (Callable 11/01/2024)	1,184,000	1,140,089
Genuine Parts Co.,
1.750%, 02/01/2025 (Callable 10/10/2023)	15,000,000	14,132,340
Glencore Funding LLC:
4.000%, 04/16/2025 (1)(2)	14,043,000	13,625,846
1.625%, 09/01/2025 (Callable 08/01/2025) (1)(2)	20,000,000	18,443,049
Global Payments, Inc.:
1.500%, 11/15/2024 (Callable 10/15/2024)	10,000,000	9,498,726
2.650%, 02/15/2025 (Callable 01/15/2025)	30,361,000	28,926,649
2.150%, 01/15/2027 (Callable 12/15/2026)	10,000,000	8,816,235
Gray Oak Pipeline LLC,
2.600%, 10/15/2025 (Callable 09/15/2025) (1)(2)	25,650,000	23,639,867
Gulfstream Natural Gas System LLC:
4.600%, 09/15/2025 (Callable 06/15/2025) (2)	27,407,000	26,416,157
6.190%, 11/01/2025 (2)	13,720,000	13,587,310
HCA, Inc.:
5.375%, 02/01/2025	10,000,000	9,894,168
5.250%, 04/15/2025	16,815,000	16,607,002
5.375%, 09/01/2026 (Callable 03/01/2026)	4,250,000	4,170,948
Hexcel Corp.,
4.200%, 02/15/2027 (Callable 11/15/2026)	25,000,000	23,149,392
HF Sinclair Corp.,
5.875%, 04/01/2026 (Callable 01/01/2026)	21,037,000	20,972,338
Huntington Ingalls Industries, Inc.,
3.844%, 05/01/2025 (Callable 04/01/2025)	48,626,000	46,966,169
Hyatt Hotels Corp.,
5.750%, 01/30/2027 (Callable 12/30/2026)	20,000,000	19,871,731
Hyundai Capital America:
1.800%, 10/15/2025 (Callable 09/15/2025) (1)(2)	5,557,000	5,109,731
5.500%, 03/30/2026 (1)(2)	20,000,000	19,737,561
5.650%, 06/26/2026 (1)(2)	20,000,000	19,829,675
Illumina, Inc.,
5.800%, 12/12/2025 (Callable 11/12/2025)	42,700,000	42,424,270
Infor, Inc.,
1.750%, 07/15/2025 (Callable 06/15/2025) (2)	8,145,000	7,488,921
International Flavors & Fragrances, Inc.,
1.230%, 10/01/2025 (Callable 09/01/2025) (2)	22,000,000	19,720,761
JBS USA Lux SA, JBS USA Food Company, and JBS USA Finance,
2.500%, 01/15/2027 (Callable 12/15/2026)	3,700,000	3,268,284
Kimberly-Clark de Mexico SAB de CV,
3.250%, 03/12/2025 (1)(2)	5,000,000	4,791,550
Kyndryl Holdings, Inc.,
2.050%, 10/15/2026 (Callable 09/15/2026)	48,000,000	41,898,600
L3Harris Technologies, Inc.,
5.400%, 01/15/2027	20,000,000	19,825,924
Leidos, Inc.,
3.625%, 05/15/2025 (Callable 04/15/2025)	10,675,000	10,263,220
Lennox International, Inc.,
1.350%, 08/01/2025 (Callable 07/01/2025)	5,000,000	4,605,086
Lowe`s Companies, Inc.,
4.400%, 09/08/2025	7,000,000	6,843,167
Lundin Energy Finance BV,
2.000%, 07/15/2026 (Callable 06/15/2026) (1)(2)	538,000	480,158
Mercedes-Benz Finance North America LLC,
5.375%, 11/26/2025 (1)(2)	10,000,000	9,944,357
Molex Electronic Technologies LLC,
3.900%, 04/15/2025 (Callable 01/15/2025) (2)	2,090,000	2,000,190
Mondelez International Holdings Netherlands BV,
4.250%, 09/15/2025 (2)	12,000,000	11,685,217
National Fuel Gas Co.:
5.200%, 07/15/2025 (Callable 04/15/2025)	18,825,000	18,448,233
5.500%, 10/01/2026	18,750,000	18,492,338
Nissan Motor Acceptance Co. LLC:
1.125%, 09/16/2024 (1)(2)	12,000,000	11,390,823
6.950%, 09/15/2026 (1)(2)	5,000,000	5,036,662
Nissan Motor Co. Ltd.,
3.522%, 09/17/2025 (Callable 08/17/2025) (1)(2)	5,291,000	4,997,124
Nutrien Ltd.,
5.950%, 11/07/2025 (1)	8,000,000	8,008,615
Occidental Petroleum Corp.,
8.500%, 07/15/2027 (Callable 01/15/2027)	14,295,000	15,307,372
OCI NV,
4.625%, 10/15/2025 (Callable 10/30/2023) (1)(2)	16,287,000	15,398,602
ONEOK, Inc.,
5.550%, 11/01/2026 (Callable 10/01/2026)	10,000,000	9,934,810
Oracle Corp.:
2.950%, 05/15/2025 (Callable 02/15/2025)	5,554,000	5,309,356
5.800%, 11/10/2025	12,000,000	12,044,980
Ovintiv, Inc.,
5.650%, 05/15/2025	20,000,000	19,885,549
Penske Truck Leasing Co.:
4.000%, 07/15/2025 (Callable 06/15/2025) (2)	8,000,000	7,683,737
5.750%, 05/24/2026 (Callable 04/24/2026) (2)	14,275,000	14,064,935
4.200%, 04/01/2027 (Callable 01/01/2027) (2)	1,825,000	1,699,066
Perrigo Finance Unlimited Co.,
3.900%, 12/15/2024 (Callable 09/15/2024)	45,957,000	44,304,717
Pilgrim's Pride Corp.,
5.875%, 09/30/2027 (Callable 10/30/2023) (2)	5,450,000	5,529,297
Pioneer Natural Resources Co.,
5.100%, 03/29/2026	7,000,000	6,910,024
POSCO:
4.375%, 08/04/2025 (1)(2)	15,000,000	14,599,350
5.625%, 01/17/2026 (1)(2)	10,000,000	9,957,971
Premier Health Partners,
2.911%, 11/15/2026 (Callable 05/15/2026)	1,954,000	1,746,070
PVH Corp.,
4.625%, 07/10/2025 (Callable 06/10/2025)	25,839,000	25,005,010
Quanta Services, Inc.,
0.950%, 10/01/2024 (Callable 10/30/2023)	18,200,000	17,215,056
Regal Rexnord Corp.,
6.050%, 02/15/2026 (2)	26,375,000	26,080,963
Reliance Industries Ltd.,
4.125%, 01/28/2025 (1)(2)	8,778,000	8,566,594
Renesas Electronics Corp.:
1.543%, 11/26/2024 (Callable 10/26/2024) (1)(2)	34,180,000	32,184,160
2.170%, 11/25/2026 (Callable 10/25/2026) (1)(2)	809,000	713,281
Rogers Communications, Inc.,
2.950%, 03/15/2025 (Callable 10/10/2023) (1)	46,825,000	44,657,950
Royalty Pharma PLC,
1.200%, 09/02/2025 (Callable 08/02/2025)	1,000,000	908,752
Sabine Pass Liquefaction LLC,
5.875%, 06/30/2026 (Callable 12/31/2025)	11,000,000	10,980,717
Sherwin-Williams Co.,
4.250%, 08/08/2025	7,000,000	6,807,007
SK Hynix, Inc.,
6.250%, 01/17/2026 (1)(2)	13,000,000	12,990,122
Smurfit Kappa Treasury Funding DAC,
7.500%, 11/20/2025 (1)	5,852,000	5,929,619
Solvay Finance America LLC,
4.450%, 12/03/2025 (Callable 09/03/2025) (1)(2)	43,633,000	42,028,571
Southern Copper Corp.,
3.875%, 04/23/2025 (1)	15,534,000	14,912,419
Steel Dynamics, Inc.,
2.800%, 12/15/2024 (Callable 11/15/2024)	21,338,000	20,538,327
Synnex Corporation:
1.250%, 08/09/2024 (Callable 10/10/2023)	46,933,000	44,836,703
1.750%, 08/09/2026 (Callable 07/09/2026)	1,500,000	1,318,150
TC PipeLines LP,
4.375%, 03/13/2025 (Callable 12/13/2024) (1)	31,166,000	30,346,311
Timken Co.,
3.875%, 09/01/2024 (Callable 06/01/2024)	18,952,000	18,560,500
T-Mobile USA, Inc.,
2.625%, 04/15/2026 (Callable 10/10/2023)	6,000,000	5,549,004
Toll Road Investors Partnership II LP,
0.000%, 02/15/2024 (Insured by NATL) (2)	19,590,000	19,073,152
Triton Container International Ltd.:
1.150%, 06/07/2024 (Callable 05/07/2024) (1)(2)	22,930,000	22,066,221
2.050%, 04/15/2026 (Callable 03/15/2026) (1)(2)	13,093,000	11,664,467
Universal Health Services, Inc.,
1.650%, 09/01/2026 (Callable 08/01/2026)	2,129,000	1,876,633
Utah Acquisition Sub, Inc.,
3.950%, 06/15/2026 (Callable 03/15/2026)	33,563,000	31,439,971
VICI Properties LP,
4.375%, 05/15/2025	10,000,000	9,665,220
Viterra Finance BV,
2.000%, 04/21/2026 (Callable 03/21/2026) (1)(2)	49,121,000	44,263,579
Volkswagen Group of America Finance LLC:
3.950%, 06/06/2025 (1)(2)	10,800,000	10,444,488
5.700%, 09/12/2026 (1)(2)	35,000,000	34,814,795
Vontier Corp.,
1.800%, 04/01/2026 (Callable 03/01/2026)	5,056,000	4,528,563
Warnermedia Holdings, Inc.:
3.638%, 03/15/2025	23,150,000	22,327,940
3.788%, 03/15/2025 (Callable 10/10/2023)	24,000,000	23,175,768
Weir Group PLC,
2.200%, 05/13/2026 (Callable 04/13/2026) (1)(2)	50,194,000	45,104,665
Western Digital Corp.,
4.750%, 02/15/2026 (Callable 11/15/2025)	52,570,000	50,091,235
Western Midstream Operating LP,
3.100%, 02/01/2025 (Callable 01/01/2025)	1,692,000	1,618,805
Westinghouse Air Brake Technologies Corp.,
3.200%, 06/15/2025 (Callable 05/15/2025)	30,724,000	29,185,481
Weyerhaeuser Co.,
4.750%, 05/15/2026	28,250,000	27,568,357
Woodside Finance Ltd.,
3.650%, 03/05/2025 (Callable 12/05/2024) (1)(2)	39,550,000	38,142,105
Total Industrials (Cost $2,453,706,565)		2,370,552,230	25.8%

Utilities
Black Hills Corp.,
1.037%, 08/23/2024 (Callable 10/16/2023)	35,275,000	33,719,474
Enel Finance International NV:
4.250%, 06/15/2025 (1)(2)	25,000,000	24,272,202
6.800%, 10/14/2025 (1)(2)	10,000,000	10,116,406
KeySpan Gas East Corp.,
2.742%, 08/15/2026 (Callable 05/15/2026) (1)(2)	21,525,000	19,602,636
Metropolitan Edison Co.,
4.000%, 04/15/2025 (2)	5,173,000	4,958,628
NextEra Energy Capital Holdings, Inc.:
4.450%, 06/20/2025	7,000,000	6,827,808
5.749%, 09/01/2025	25,000,000	24,929,797
Pennsylvania Electric Co.,
5.150%, 03/30/2026 (2)	7,000,000	6,868,695
Pennsylvania-American Water Co.,
7.800%, 09/01/2026 (2)	8,000,000	8,257,852
Puget Energy, Inc.,
3.650%, 05/15/2025 (Callable 02/15/2025)	16,855,000	16,156,527
Transelec SA,
4.250%, 01/14/2025 (Callable 10/14/2024) (1)(2)	5,000,000	4,853,867
Total Utilities (Cost $165,008,534)		160,563,892	1.7%

Financials
ABN AMRO Bank NV:
4.750%, 07/28/2025 (1)(2)	34,188,000	33,116,620
4.800%, 04/18/2026 (1)(2)	12,400,000	11,873,893
AerCap Holdings NV:
1.650%, 10/29/2024 (Callable 09/29/2024) (1)	23,675,000	22,520,632
4.450%, 10/01/2025 (Callable 08/01/2025) (1)	18,937,000	18,228,499
6.100%, 01/15/2027 (Callable 12/15/2026) (1)	5,000,000	4,975,521
AIB Group PLC:
4.263%, 04/10/2025 (3 Month LIBOR USD + 1.874%)(Callable 04/10/2024) (1)(2)(3)	43,531,000	42,911,225
7.583%, 10/14/2026 (SOFR + 3.456%)(Callable 10/14/2025) (1)(2)(3)	7,000,000	7,128,261
Ally Financial, Inc.:
1.450%, 10/02/2023	12,100,000	12,100,000
5.125%, 09/30/2024	5,000,000	4,922,411
American Express Co.,
4.990%, 05/01/2026 (SOFR + 0.999%)(Callable 05/01/2025) (3)	45,300,000	44,505,509
ASB Bank Ltd.,
5.346%, 06/15/2026 (1)(2)	46,375,000	45,833,776
Assurant, Inc.,
6.100%, 02/27/2026 (Callable 01/27/2026)	20,000,000	19,899,045
Australia & New Zealand Banking Group Ltd.,
4.500%, 03/19/2024 (1)(2)	18,269,000	18,108,235
Aviation Capital Group LLC,
1.950%, 09/20/2026 (Callable 08/20/2026) (1)(2)	4,294,000	3,748,864
Banco Santander SA:
2.746%, 05/28/2025 (1)	15,423,000	14,525,022
4.175%, 03/24/2028 (1 Year CMT Rate + 2.000%)(Callable 03/24/2027) (1)(3)	15,000,000	13,850,667
Bank of America Corp.:
0.976%, 04/22/2025 (SOFR + 0.690%)(Callable 04/22/2024) (3)	45,000,000	43,598,385
1.530%, 12/06/2025 (SOFR + 0.650%)(Callable 12/06/2024) (3)	30,000,000	28,327,092
3.384%, 04/02/2026 (SOFR + 1.330%)(Callable 04/02/2025) (3)	25,000,000	23,927,392
4.827%, 07/22/2026 (SOFR + 1.750%)(Callable 07/22/2025) (3)	10,000,000	9,748,891
5.080%, 01/20/2027 (SOFR + 1.290%)(Callable 01/20/2026) (3)	15,000,000	14,661,789
Bank of Ireland Group PLC:
4.500%, 11/25/2023 (1)(2)	2,589,000	2,579,317
6.253%, 09/16/2026 (1 Year CMT Rate + 2.650%)(Callable 09/16/2025) (1)(2)(3)	27,350,000	27,178,571
2.029%, 09/30/2027 (1 Year CMT Rate + 1.100%)(Callable 09/30/2026) (1)(2)(3)	18,084,000	15,842,927
Bank of Montreal,
1.500%, 01/10/2025 (1)	37,000,000	34,974,220
Bank of New York Mellon Corp.,
4.947%, 04/26/2027 (SOFR + 1.026%)(Callable 04/26/2026) (3)	7,475,000	7,296,239
Bank of Nova Scotia,
4.750%, 02/02/2026 (1)	24,600,000	24,013,073
Banque Federative du Credit Mutuel SA:
4.524%, 07/13/2025 (1)(2)	29,000,000	28,206,452
4.935%, 01/26/2026 (1)(2)	16,675,000	16,229,861
Barclays PLC:
3.650%, 03/16/2025 (1)	8,400,000	8,087,030
3.932%, 05/07/2025 (3 Month LIBOR USD + 1.610%)(Callable 05/07/2024) (1)(3)	7,250,000	7,139,228
2.852%, 05/07/2026 (SOFR + 2.714%)(Callable 05/07/2025) (1)(3)	27,787,000	26,212,806
5.304%, 08/09/2026 (1 Year CMT Rate + 2.300%)(Callable 08/09/2025) (1)(3)	8,000,000	7,834,949
6.496%, 09/13/2027 (SOFR + 1.880%)(Callable 09/13/2026) (1)(3)	7,500,000	7,480,103
BNP Paribas SA:
2.819%, 11/19/2025 (3 Month LIBOR USD + 1.373%)(Callable 11/19/2024) (1)(2)(3)	16,502,000	15,849,023
2.219%, 06/09/2026 (SOFR + 2.074%)(Callable 06/09/2025) (1)(2)(3)	12,500,000	11,665,155
2.591%, 01/20/2028 (SOFR + 1.228%)(Callable 01/20/2027) (1)(2)(3)	7,000,000	6,236,315
BPCE SA:
5.700%, 10/22/2023 (1)(2)	17,793,000	17,776,068
4.625%, 07/11/2024 (1)(2)	5,294,000	5,192,779
5.150%, 07/21/2024 (1)(2)	17,675,000	17,393,907
4.500%, 03/15/2025 (1)(2)	6,970,000	6,722,385
Canadian Imperial Bank of Commerce,
5.144%, 04/28/2025 (1)	47,300,000	46,683,208
Cantor Fitzgerald LP,
4.875%, 05/01/2024 (Callable 04/01/2024) (2)	9,600,000	9,460,320
Capital One Financial Corp.:
4.166%, 05/09/2025 (SOFR + 1.370%)(Callable 05/09/2024) (3)	10,000,000	9,816,183
2.636%, 03/03/2026 (SOFR + 1.290%)(Callable 03/03/2025) (3)	10,000,000	9,437,680
4.985%, 07/24/2026 (SOFR + 2.160%)(Callable 07/24/2025) (3)	28,000,000	27,167,084
Charles Schwab Corp.:
3.000%, 03/10/2025 (Callable 12/10/2024)	6,772,000	6,487,825
5.875%, 08/24/2026 (Callable 07/24/2026)	30,000,000	29,901,196
Citigroup, Inc.:
0.981%, 05/01/2025 (SOFR + 0.669%)(Callable 05/01/2024) (3)	15,000,000	14,517,195
1.281%, 11/03/2025 (SOFR + 0.528%)(Callable 11/03/2024) (3)	15,000,000	14,166,903
3.290%, 03/17/2026 (SOFR + 1.528%)(Callable 03/17/2025) (3)	17,700,000	16,938,556
5.610%, 09/29/2026 (SOFR + 1.546%)(Callable 09/29/2025) (3)	15,000,000	14,847,486
Citizens Bank NA,
4.119%, 05/23/2025 (SOFR + 1.395%)(Callable 05/23/2024) (3)	12,230,000	11,823,929
CNO Global Funding,
1.650%, 01/06/2025 (2)	15,000,000	14,049,891
Cooperatieve Rabobank UA:
1.980%, 12/15/2027 (1 Year CMT Rate + 0.730%)(Callable 12/15/2026) (1)(2)(3)	7,000,000	6,130,977
3.649%, 04/06/2028 (1 Year CMT Rate + 1.220%)(Callable 04/06/2027) (1)(2)(3)	6,390,000	5,873,256
Corebridge Global Funding,
5.750%, 07/02/2026 (2)	37,800,000	37,343,571
Credit Agricole SA:
4.375%, 03/17/2025 (1)(2)	20,341,000	19,655,508
5.589%, 07/05/2026 (1)(2)	26,000,000	25,800,474
Danske Bank A/S:
3.244%, 12/20/2025 (3 Month LIBOR USD + 1.591%)(Callable 12/20/2024) (1)(2)(3)	6,743,000	6,457,583
6.466%, 01/09/2026 (1 Year CMT Rate + 2.100%)(Callable 01/09/2025) (1)(2)(3)	18,000,000	17,967,060
1.621%, 09/11/2026 (1 Year CMT Rate + 1.350%)(Callable 09/11/2025) (1)(2)(3)	15,000,000	13,664,012
6.259%, 09/22/2026 (1 Year CMT Rate + 1.180%)(Callable 09/22/2025) (1)(2)(3)	5,000,000	4,998,187
Deutsche Bank AG:
1.447%, 04/01/2025 (SOFR + 1.131%)(Callable 04/01/2024) (1)(3)	14,500,000	14,095,487
4.162%, 05/13/2025 (1)	7,000,000	6,787,726
3.961%, 11/26/2025 (SOFR + 2.581%)(Callable 11/26/2024) (1)(3)	12,200,000	11,782,806
7.146%, 07/13/2027 (SOFR + 2.520%)(Callable 07/13/2026) (1)(3)	2,000,000	2,013,539
Discover Bank,
5.974%, 08/09/2028 (5 Year Swap Rate USD + 1.730%) (3)	11,000,000	10,065,341
Discover Financial Services:
3.750%, 03/04/2025 (Callable 12/04/2024)	13,305,000	12,775,646
4.500%, 01/30/2026 (Callable 11/30/2025)	9,500,000	9,085,491
DNB Bank ASA,
5.896%, 10/09/2026 (SOFRINDX + 1.950%)(Callable 10/09/2025) (1)(2)(3)	47,550,000	47,388,920
F.N.B. Corporation,
5.150%, 08/25/2025 (Callable 07/25/2025)	20,000,000	19,362,320
Federation des Caisses Desjardins du Quebec:
4.400%, 08/23/2025 (1)(2)	34,475,000	33,365,978
5.278%, 01/23/2026 (SOFRINDX + 1.094%)(Callable 01/23/2025) (1)(2)(3)	15,000,000	14,778,492
First Citizens Bancshares, Inc.,
2.969%, 09/27/2025 (SOFR + 1.715%)(Callable 09/27/2024) (3)	2,340,000	2,229,252
Goldman Sachs Group, Inc.:
1.757%, 01/24/2025 (SOFR + 0.730%)(Callable 01/24/2024) (3)	8,250,000	8,119,268
5.798%, 08/10/2026 (SOFR + 1.075%)(Callable 08/10/2025) (3)	33,000,000	32,747,650
Health Care Service Corp. A Mutual Legal Reserve Co.,
1.500%, 06/01/2025 (Callable 05/01/2025) (2)	6,465,000	5,982,609
HSBC Holdings PLC:
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.473%)(Callable 03/11/2024) (1)(3)	28,200,000	27,852,259
0.976%, 05/24/2025 (SOFR + 0.708%)(Callable 05/24/2024) (1)(3)	9,000,000	8,670,805
2.999%, 03/10/2026 (SOFR + 1.430%)(Callable 03/10/2025) (1)(3)	7,000,000	6,670,719
5.887%, 08/14/2027 (SOFR + 1.570%)(Callable 08/14/2026) (1)(3)	16,800,000	16,595,050
Huntington National Bank,
5.699%, 11/18/2025 (SOFR + 1.215%)(Callable 11/18/2024) (3)	37,350,000	36,506,313
ING Groep NV:
1.726%, 04/01/2027 (SOFR + 1.005%)(Callable 04/01/2026) (1)(3)	12,000,000	10,736,285
6.083%, 09/11/2027 (SOFR + 1.560%)(Callable 09/11/2026) (1)(3)	18,200,000	18,119,121
4.017%, 03/28/2028 (SOFR + 1.830%)(Callable 03/28/2027) (1)(3)	12,000,000	11,140,493
Jackson National Life Global Funding:
1.750%, 01/12/2025 (2)	21,850,000	20,515,552
5.500%, 01/09/2026 (2)	15,000,000	14,657,873
JPMorgan Chase & Co.:
3.845%, 06/14/2025 (SOFR + 0.980%)(Callable 06/14/2024) (3)	15,000,000	14,735,198
5.546%, 12/15/2025 (SOFR + 1.070%)(Callable 12/15/2024) (3)	21,003,000	20,856,559
2.005%, 03/13/2026 (SOFR + 1.585%)(Callable 03/13/2025) (3)	7,947,000	7,483,470
4.080%, 04/26/2026 (SOFR + 1.320%)(Callable 04/26/2025) (3)	20,000,000	19,409,309
1.045%, 11/19/2026 (SOFR + 0.800%)(Callable 11/19/2025) (3)	4,300,000	3,864,451
KeyCorp,
3.878%, 05/23/2025 (SOFR + 1.250%)(Callable 05/23/2024) (3)	7,000,000	6,747,926
Kimco Realty Corp.,
3.850%, 06/01/2025 (Callable 03/01/2025)	3,950,000	3,757,134
LeasePlan Corp. NV,
2.875%, 10/24/2024 (1)(2)	45,018,000	43,308,457
Liberty Mutual Insurance Co.,
8.500%, 05/15/2025 (2)	2,093,000	2,117,670
Lloyds Banking Group PLC:
3.511%, 03/18/2026 (1 Year CMT Rate + 1.600%)(Callable 03/18/2025) (1)(3)	15,000,000	14,386,035
4.716%, 08/11/2026 (1 Year CMT Rate + 1.750%)(Callable 08/11/2025) (1)(3)	6,000,000	5,834,830
5.985%, 08/07/2027 (1 Year CMT Rate + 1.480%)(Callable 08/07/2026) (1)(3)	23,000,000	22,792,880
M&T Bank Corp.,
4.000%, 07/15/2024 (Callable 04/16/2024)	14,505,000	14,202,761
Macquarie Bank Ltd.,
4.875%, 06/10/2025 (1)(2)	16,375,000	15,932,907
Macquarie Group Ltd.:
5.108%, 08/09/2026 (SOFR + 2.208%)(Callable 08/09/2025) (1)(2)(3)	12,000,000	11,830,302
1.629%, 09/23/2027 (SOFR + 0.910%)(Callable 09/23/2026) (1)(2)(3)	25,000,000	21,839,947
Met Tower Global Funding,
5.400%, 06/20/2026 (2)	47,200,000	46,836,680
Mitsubishi UFJ Financial Group, Inc.:
0.953%, 07/19/2025 (1 Year CMT Rate + 0.550%)(Callable 07/19/2024) (1)(3)	23,200,000	22,236,989
5.063%, 09/12/2025 (1 Year CMT Rate + 1.550%)(Callable 09/12/2024) (1)(3)	10,000,000	9,890,613
Mizuho Financial Group, Inc.,
4.600%, 03/27/2024 (1)(2)	37,170,000	36,813,059
Morgan Stanley:
2.630%, 02/18/2026 (SOFR + 0.940%)(Callable 02/18/2025) (3)	20,000,000	19,036,589
4.679%, 07/17/2026 (SOFR + 1.669%)(Callable 07/17/2025) (3)	15,000,000	14,612,560
5.050%, 01/28/2027 (SOFR + 1.295%)(Callable 01/28/2026) (3)	19,000,000	18,624,399
Mutual of Omaha Companies Global Funding,
5.800%, 07/27/2026 (2)	25,000,000	24,754,270
National Bank of Canada,
5.250%, 01/17/2025 (1)	26,250,000	26,044,827
National Securities Clearing Corp.,
5.150%, 05/30/2025 (2)	7,000,000	6,943,781
Nationwide Building Society,
4.000%, 09/14/2026 (1)(2)	34,021,000	31,556,551
NatWest Group PLC:
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%)(Callable 03/22/2024) (1)(3)	14,250,000	14,097,368
5.847%, 03/02/2027 (1 Year CMT Rate + 1.350%)(Callable 03/02/2026) (1)(3)	30,000,000	29,608,963
Nomura Holdings, Inc.:
2.648%, 01/16/2025 (1)	7,000,000	6,677,775
5.099%, 07/03/2025 (1)	10,000,000	9,809,184
1.851%, 07/16/2025 (1)	34,050,000	31,502,804
Nordea Bank AB,
4.750%, 09/22/2025 (1)(2)	20,000,000	19,581,481
Old Republic International Corp.,
3.875%, 08/26/2026 (Callable 07/26/2026)	7,000,000	6,610,133
Pricoa Global Funding I,
5.550%, 08/28/2026 (2)	10,000,000	10,000,816
Protective Life Global Funding:
5.366%, 01/06/2026 (1)(2)	32,500,000	32,202,657
5.209%, 04/14/2026 (1)(2)	20,000,000	19,592,543
Prudential Insurance Co. of America,
8.300%, 07/01/2025 (2)	7,000,000	7,169,192
Reliance Standard Life Global Funding II:
2.500%, 10/30/2024 (1)(2)	9,418,000	9,012,758
5.243%, 02/02/2026 (1)(2)	36,000,000	35,013,099
Royal Bank of Canada:
4.875%, 01/12/2026 (1)	32,300,000	31,699,218
5.200%, 07/20/2026 (1)	20,000,000	19,781,813
Santander UK PLC,
5.000%, 11/07/2023 (1)(2)	2,300,000	2,294,273
Skandinaviska Enskilda Banken AB,
3.700%, 06/09/2025 (1)(2)	36,675,000	35,352,654
SMBC Aviation Capital Finance DAC,
1.900%, 10/15/2026 (Callable 09/15/2026) (1)(2)	15,400,000	13,578,258
Societe Generale SA:
5.000%, 01/17/2024 (1)(2)	14,511,000	14,423,573
3.875%, 03/28/2024 (1)(2)	17,000,000	16,786,443
2.625%, 10/16/2024 (1)(2)	14,000,000	13,455,628
2.226%, 01/21/2026 (1 Year CMT Rate + 1.050%)(Callable 01/21/2025) (1)(2)(3)	10,000,000	9,413,660
Standard Chartered PLC:
1.822%, 11/23/2025 (1 Year CMT Rate + 0.950%)(Callable 11/23/2024) (1)(2)(3)	28,000,000	26,458,232
2.819%, 01/30/2026 (3 Month LIBOR USD + 1.209%)(Callable 01/30/2025) (1)(2)(3)	8,700,000	8,275,684
6.187%, 07/06/2027 (1 Year CMT Rate + 1.850%)(Callable 07/06/2026) (1)(2)(3)	8,000,000	7,967,057
State Street Corp.,
5.104%, 05/18/2026 (SOFR + 1.130%)(Callable 05/18/2025) (3)	15,000,000	14,810,423
Stifel Financial Corp.,
4.250%, 07/18/2024	3,021,000	2,972,011
Sumitomo Mitsui Financial Group, Inc.:
5.464%, 01/13/2026 (1)	20,125,000	19,924,715
3.010%, 10/19/2026 (1)	12,000,000	11,048,327
Sumitomo Mitsui Trust Bank Ltd.,
5.650%, 03/09/2026 (1)(2)	22,400,000	22,337,051
Swedbank AB,
5.472%, 06/15/2026 (1)(2)	47,475,000	46,831,584
Synchrony Bank,
5.400%, 08/22/2025 (Callable 07/22/2025)	5,000,000	4,818,868
Synchrony Financial:
4.375%, 03/19/2024 (Callable 02/19/2024)	12,000,000	11,852,984
4.250%, 08/15/2024 (Callable 05/15/2024)	9,000,000	8,789,420
4.875%, 06/13/2025 (Callable 05/13/2025)	15,000,000	14,382,135
4.500%, 07/23/2025 (Callable 04/23/2025)	6,367,000	6,062,971
Synovus Financial Corp.,
5.200%, 08/11/2025 (Callable 07/11/2025)	31,353,000	30,273,385
Toronto-Dominion Bank:
3.766%, 06/06/2025 (1)	27,100,000	26,210,818
5.532%, 07/17/2026 (1)	20,000,000	19,854,232
UBS Group AG:
4.490%, 08/05/2025 (1 Year CMT Rate + 1.600%)(Callable 08/05/2024) (1)(2)(3)	20,000,000	19,648,427
2.593%, 09/11/2025 (SOFR + 1.560%)(Callable 09/11/2024) (1)(2)(3)	12,000,000	11,549,755
4.488%, 05/12/2026 (1 Year CMT Rate + 1.550%)(Callable 05/12/2025) (1)(2)(3)	12,000,000	11,622,625
2.193%, 06/05/2026 (SOFR + 2.044%)(Callable 06/05/2025) (1)(2)(3)	5,000,000	4,650,297
5.711%, 01/12/2027 (1 Year CMT Rate + 1.550%)(Callable 01/12/2026) (1)(2)(3)	9,000,000	8,885,726
UBS Group Funding Switzerland AG,
4.125%, 09/24/2025 (1)(2)	9,454,000	9,061,154
US Bancorp,
5.727%, 10/21/2026 (SOFR + 1.430%)(Callable 10/21/2025) (3)	20,000,000	19,833,631
WEA Finance LLC / Westfield UK & Europe Finance PLC,
3.750%, 09/17/2024 (Callable 06/17/2024) (1)(2)	6,912,000	6,648,193
Wells Fargo & Co.:
3.908%, 04/25/2026 (SOFR + 1.320%)(Callable 04/25/2025) (3)	25,000,000	24,088,819
2.188%, 04/30/2026 (SOFR + 2.000%)(Callable 04/30/2025) (3)	1,500,000	1,408,400
4.540%, 08/15/2026 (SOFR + 1.560%)(Callable 08/15/2025) (3)	5,000,000	4,856,292
Total Financials (Cost $2,857,148,448)		2,776,892,879	30.2%
Total Corporate Bonds (Cost $5,475,863,547)		5,308,009,001	57.7%

Municipal Bonds
Alaska Industrial Development & Export Authority,
0.000%, 03/01/2025 (Insured by NATL)	3,200,000	2,931,166
Arlington Higher Education Finance Corp.,
3.000%, 08/15/2044 (Callable 08/15/2024)(Mandatory Tender Date 08/15/2026)(PSF Guaranteed) (4)	32,010,000	29,328,932
Bloomington Redevelopment District,
2.400%, 08/01/2024	200,000	196,177
Chicago Transit Authority,
1.838%, 12/01/2023	1,000,000	993,938
City of Brockton MA,
5.410%, 08/01/2027 (Insured by AGM)	35,040,000	35,090,587
City of Johnson TN,
7.850%, 03/01/2024 (Insured by NATL)	1,440,000	1,441,152
City of Stockton CA,
5.365%, 09/01/2026 (Insured by AGM)	9,780,000	9,740,240
County of Broward FL,
5.998%, 09/01/2028 (Insured by AMBAC)	17,495,000	17,875,674
County of Riverside CA,
4.940%, 02/15/2025	12,870,000	12,793,723
Great Lakes Water Authority,
1.984%, 07/01/2024	500,000	486,696
Illinois Finance Authority,
6.279%, 07/01/2026 (Callable 10/30/2023)	1,700,000	1,691,526
Illinois Housing Development Authority,
4.000%, 02/01/2034 (Callable 08/01/2025)	1,295,000	1,267,415
Massachusetts Educational Financing Authority:
1.073%, 07/01/2024	1,725,000	1,668,795
1.338%, 07/01/2025	5,000,000	4,646,587
2.000%, 07/01/2037 (Callable 07/01/2031)	1,000,000	801,141
New Hampshire Housing Finance Authority,
4.000%, 07/01/2036 (Callable 07/10/2024)	255,000	253,457
New Jersey Economic Development Authority,
6.310%, 07/01/2026 (Insured by AGC)	4,765,000	4,769,469
New Jersey Sports & Exposition Authority,
5.976%, 03/01/2024 (Insured by NATL)	345,000	344,003
Peralta Community College District,
0.000%, 08/05/2031 (Mandatory Tender Date 08/05/2025)(Insured by NATL) (7)	27,850,000	23,347,053
Philadelphia Authority for Industrial Development,
3.964%, 04/15/2026	3,365,000	3,268,425
Virginia Small Business Financing Authority,
6.500%, 07/01/2050 (Callable 10/30/2023)(Mandatory Tender Date 12/31/2024) (2)(4)	10,000,000	9,892,340
Westvaco Corp.,
7.670%, 01/15/2027 (2)	3,900,000	3,966,194
Total Municipal Bonds (Cost $180,420,292)		166,794,690	1.8%

Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2004-J2, Class 3A3, 5.500%, 04/25/2034 (Callable 10/25/2023)	28,800	27,901
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 (Callable 10/25/2023) (6)	32,176	28,954
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (Callable 10/25/2023)	402,802	205,054
Arroyo Mortgage Trust:
Series 2019-3, Class A1, 2.962%, 10/25/2048 (Callable 10/25/2023) (2)(4)	5,638,269	5,088,148
Series 2019-2, Class A1, 3.347%, 04/25/2049 (Callable 10/25/2023) (2)(4)	4,285,558	3,924,872
Series 2020-1, Class A1A, 1.662%, 03/25/2055 (Callable 10/25/2023) (2)	3,726,328	3,383,231
Series 2022-1, Class A1A, 2.495%, 12/25/2056 (Callable 01/25/2025) (2)(7)	11,410,641	10,290,608
CIM Trust,
Series 2023-R4, Class A1, 5.000%, 05/25/2062 (Callable 04/25/2028) (2)(4)	29,843,566	28,821,537
Citigroup Mortgage Loan Trust,
Series 2018-RP2, Class A1, 2.817%, 02/25/2058 (Callable 10/25/2046) (2)(4)	4,225,715	4,022,387
COLT Trust,
Series 2020-RPL1, Class A1, 1.390%, 01/25/2065 (Callable 10/25/2023) (2)(4)	17,262,576	14,018,003
CSMC Trust,
Series 2019-RPL1, Class A1A, 3.650%, 07/25/2058 (Callable 10/25/2037) (2)(4)	15,088,106	14,374,237
CWABS Asset-Backed Certificates Trust,
Series 2006-9, Class 1AF3, 5.859%, 10/25/2046 (Callable 10/25/2023) (4)(6)	63,415	66,280
FirstKey Homes Trust:
Series 2020-SFR1, Class A, 1.339%, 08/17/2037 (2)	29,224,973	26,747,338
Series 2020-SFR2, Class A, 1.266%, 10/19/2037 (2)	73,941,144	67,086,696
Series 2022-SFR3, Class A, 4.250%, 07/17/2038 (2)	6,550,000	6,233,503
GCAT Trust,
Series 2022-HX1, Class A1, 2.885%, 12/27/2066 (Callable 10/25/2029) (2)(4)	29,111,138	25,134,259
Home Partners of America Trust,
Series 2019-2, Class A, 2.703%, 10/19/2039 (Callable 10/17/2024) (2)	46,454,212	41,162,548
J.P. Morgan Mortgage Trust,
Series 2005-A4, Class 1A1, 4.909%, 07/25/2035 (Callable 10/25/2023) (4)	19,420	19,300
MASTR Alternative Loan Trust:
Series 2003-5, Class 7A1, 5.000%, 10/01/2031 (Callable 10/25/2023)	31,193	8,873
Series 2003-5, Class 4A1, 5.500%, 07/25/2033 (Callable 10/25/2023)	1,119,541	1,062,588
MFA Trust,
Series 2022-NQM1, Class A1, 4.112%, 12/25/2066 (Callable 03/25/2025) (2)(4)	22,356,980	20,771,108
Mill City Mortgage Loan Trust,
Series 2018-2, Class A1, 3.500%, 05/25/2058 (Callable 04/25/2034) (2)(4)	293,049	286,311
New Residential Mortgage Loan Trust:
Series 2019-RPL3, Class A1, 2.750%, 07/25/2059 (Callable 02/25/2039) (2)(4)	33,313,759	30,758,387
Series 2020-RPL1, Class A1, 2.750%, 11/25/2059 (Callable 12/25/2042) (2)(4)	43,346,854	39,705,879
Renaissance Home Equity Loan Trust,
Series 2007-2, Class AF2, 5.675%, 06/25/2037 (Callable 06/25/2034) (7)	1,914,212	492,946
Structured Asset Securities Corp.,
Series 2004-4XS, Class 1A6, 4.924%, 02/25/2034 (Callable 10/25/2023) (7)	7,000	6,686
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 4.479%, 10/25/2043 (Callable 10/25/2023) (4)	1,436,030	1,361,351
Towd Point Mortgage Trust:
Series 2016-5, Class A1, 2.500%, 10/25/2056 (Callable 05/25/2034) (2)(4)	1,733,207	1,710,151
Series 2017-1, Class A1, 2.750%, 10/25/2056 (Callable 02/25/2030) (2)(4)	1,097,357	1,085,103
Series 2017-2, Class A1, 2.750%, 04/25/2057 (Callable 12/25/2026) (2)(4)	378,788	376,123
Series 2017-3, Class A1, 2.750%, 06/25/2057 (Callable 04/25/2026) (2)(4)	5,926,806	5,783,824
Series 2017-4, Class A1, 2.750%, 06/25/2057 (Callable 10/25/2027) (2)(4)	10,560,714	9,961,107
Series 2017-6, Class A1, 2.750%, 10/25/2057 (Callable 03/25/2029) (2)(4)	25,311,361	24,011,537
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (Callable 01/25/2028) (2)(4)	2,455,103	2,375,447
Series 2018-3, Class A1, 3.750%, 05/25/2058 (Callable 08/25/2028) (2)(4)	3,350,589	3,170,912
Series 2020-1, Class A1, 2.710%, 01/25/2060 (Callable 11/25/2027) (2)(4)	3,789,394	3,482,163
Series 2020-4, Class A1, 1.750%, 10/25/2060 (Callable 10/25/2029) (2)	30,393,709	26,224,531
WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-AR3, Class A1, 4.516%, 06/25/2034 (Callable 10/25/2023) (4)	1,277,872	1,150,585
Total Residential Mortgage-Backed Securities (Cost $456,023,686)		424,420,468	4.6%

Commercial Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Bank of America Commercial Mortgage Trust,
Series 2016-UB10, Class ASB, 3.019%, 07/15/2049 (Callable 02/15/2031)	4,175,880	4,008,795
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class AAB, 3.552%, 03/11/2047 (Callable 03/10/2024)	91,943	91,795
Series 2014-GC23, Class AAB, 3.337%, 07/10/2047 (Callable 07/10/2024)	1,930,845	1,912,748
Series 2015-GC27, Class A5, 3.137%, 02/10/2048 (Callable 01/10/2025)	9,750,000	9,378,296
Series 2015-GC31, Class A4, 3.762%, 06/10/2048 (Callable 06/10/2025)	41,915,000	39,936,591
Series 2016-C3, Class AAB, 2.984%, 11/15/2049 (Callable 11/15/2026)	1,055,052	1,011,423
COMM Mortgage Trust:
Series 2014-LC15, Class ASB, 3.528%, 04/10/2047 (Callable 04/10/2024)	204,238	203,881
Series 2014-CR16, Class ASB, 3.653%, 04/10/2047 (Callable 04/10/2024)	463,411	461,846
Series 2014-LC17, Class A5, 3.917%, 10/10/2047 (Callable 12/10/2024)	8,600,000	8,370,917
Series 2014-CR21, Class A3, 3.528%, 12/10/2047 (Callable 12/10/2024)	12,483,118	12,110,527
Series 2015-LC19, Class A4, 3.183%, 02/10/2048 (Callable 01/10/2027)	10,882,530	10,443,379
Series 2015-DC1, Class A5, 3.350%, 02/10/2048 (Callable 02/10/2025)	11,960,000	11,442,302
Series 2015-CR23, Class A4, 3.497%, 05/10/2048 (Callable 05/10/2025)	12,400,000	11,862,953
Series 2015-LC21, Class A4, 3.708%, 07/10/2048 (Callable 01/10/2026)	30,235,955	28,944,127
Series 2015-PC1, Class A5, 3.902%, 07/10/2050 (Callable 06/10/2025)	18,090,000	17,382,458
CSAIL Commercial Mortgage Trust:
Series 2015-C3, Class A4, 3.718%, 08/15/2048 (Callable 08/15/2025)	24,716,479	23,395,791
Series 2015-C2, Class A4, 3.504%, 06/15/2057 (Callable 05/15/2025)	16,723,632	15,942,177
GS Mortgage Securities Trust:
Series 2014-GC22, Class A5, 3.862%, 06/10/2047 (Callable 06/10/2024)	16,470,023	16,100,095
Series 2015-GS1, Class A2, 3.470%, 11/10/2048 (Callable 11/10/2025)	2,050,000	1,948,221
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A5, 3.805%, 07/15/2047 (Callable 06/15/2024)	11,750,000	11,580,874
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class A4, 3.801%, 09/15/2047 (Callable 03/15/2026)	23,316,000	22,692,222
Series 2014-C24, Class A5, 3.639%, 11/15/2047 (Callable 10/15/2025)	10,800,000	10,405,368
Series 2014-C25, Class A5, 3.672%, 11/15/2047 (Callable 11/15/2024)	9,543,000	9,202,207
Series 2015-C27, Class A4, 3.179%, 02/15/2048 (Callable 09/15/2026)	28,374,055	26,883,844
Series 2015-C31, Class ASB, 3.540%, 08/15/2048 (Callable 08/15/2025)	3,541,152	3,429,913
Series 2015-C31, Class A3, 3.801%, 08/15/2048 (Callable 08/15/2025)	18,101,625	17,086,879
Series 2015-C28, Class A4, 3.227%, 10/15/2048 (Callable 04/15/2025)	15,000,000	14,225,757
Series 2015-C33, Class ASB, 3.562%, 12/15/2048 (Callable 11/15/2025)	1,777,632	1,728,776
Series 2016-C1, Class A5, 3.576%, 03/17/2049 (Callable 02/15/2026)	23,313,790	21,939,545
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2, Class A4, 3.144%, 06/15/2049 (Callable 05/15/2026)	9,010,000	8,292,261
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C18, Class A4, 3.923%, 10/15/2047 (Callable 07/15/2026)	17,470,000	16,964,514
Series 2015-C27, Class ASB, 3.557%, 12/15/2047 (Callable 11/15/2025)	1,869,787	1,829,499
Series 2015-C21, Class A4, 3.338%, 03/15/2048 (Callable 03/15/2031)	10,702,782	10,208,519
Series 2015-C25, Class ASB, 3.383%, 10/15/2048 (Callable 09/15/2025)	5,014,374	4,860,686
Series 2016-C30, Class ASB, 2.729%, 09/15/2049 (Callable 10/15/2026)	1,817,376	1,738,594
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class ASB, 3.278%, 02/15/2048 (Callable 03/15/2025)	1,190,277	1,161,968
Series 2015-C31, Class ASB, 3.487%, 11/15/2048 (Callable 11/15/2025)	1,089,703	1,062,229
Series 2014-LC16, Class ASB, 3.477%, 08/15/2050 (Callable 06/15/2024)	1,788,232	1,774,274
Series 2014-LC16, Class A5, 3.817%, 08/15/2050 (Callable 06/15/2024)	31,850,000	31,148,784
WFRBS Commercial Mortgage Trust:
Series 2014-C23, Class ASB, 3.636%, 10/15/2057 (Callable 09/15/2025)	213,019	209,318
Series 2014-C23, Class A5, 3.917%, 10/15/2057 (Callable 09/15/2025)	17,125,000	16,528,923
Total Commercial Mortgage-Backed Securities (Cost $461,861,652)		449,903,276	4.9%

Asset Backed Securities
Bank of America Auto Trust,
Series 2023-1A, Class A3, 5.530%, 02/15/2028 (Callable 09/15/2026) (2)	47,800,000	47,765,790
Chase Auto Credit Linked Notes:
Series 2020-2, Class B, 0.840%, 02/25/2028 (Callable 10/25/2024) (2)	697,842	691,114
Series 2021-1, Class B, 0.875%, 09/25/2028 (Callable 05/25/2025) (2)	6,682,372	6,519,536
Series 2021-2, Class B, 0.889%, 12/26/2028 (Callable 06/25/2025) (2)	6,662,093	6,469,556
Series 2021-3, Class B, 0.760%, 02/26/2029 (Callable 05/25/2025) (2)	14,268,011	13,643,520
Chase Auto Owner Trust,
Series 2023-AA, Class A3, 5.680%, 01/25/2029 (Callable 05/25/2028) (2)	24,285,000	24,284,864
Citizens Auto Receivables Trust,
Series 2023-2, Class A3, 5.830%, 02/15/2028 (Callable 02/15/2027) (2)	27,275,000	27,263,231
Dell Equipment Finance Trust,
Series 2023-2, Class A3, 5.650%, 01/22/2029 (Callable 02/22/2026) (2)	16,100,000	16,081,335
First National Master Note Trust,
Series 2023-2, Class A, 5.770%, 09/17/2029	28,000,000	27,987,464
Ford Credit Auto Owner Trust,
Series 2020-2, Class A, 1.060%, 04/15/2033 (Callable 10/15/2025) (2)	16,881,000	15,339,684
Ford Credit Floorplan Master Owner Trust:
Series 2020-2, Class A, 1.060%, 09/15/2027	16,594,000	15,121,636
Series 2023-1, Class A1, 4.920%, 05/15/2028 (2)	40,750,000	39,987,555
Genesis Sales Finance Master Trust,
Series 2021-AA, Class A, 1.200%, 12/21/2026 (Callable 03/20/2024) (2)	1,080,000	1,025,537
GM Financial Consumer Automobile Receivables Trust,
Series 2023-1, Class A3, 4.660%, 02/16/2028 (Callable 10/16/2026)	19,000,000	18,655,608
GMF Floorplan Owner Revolving Trust,
Series 2023-1, Class A1, 5.340%, 06/15/2028 (2)	46,025,000	45,615,750
Golden Credit Card Trust,
Series 2022-4A, Class A, 4.310%, 09/15/2027 (1)(2)	34,000,000	33,149,034
Hyundai Auto Lease Securitization Trust:
Series 2023-B, Class A3, 5.150%, 06/15/2026 (Callable 10/15/2025) (2)	33,475,000	33,151,293
Series 2023-C, Class A3, 5.800%, 12/15/2026 (Callable 03/15/2026) (2)	20,000,000	19,977,908
Hyundai Auto Receivables Trust,
Series 2023-B, Class A3, 5.480%, 04/17/2028 (Callable 10/15/2027)	29,000,000	28,957,327
Louisiana Local Government Environmental Facilities & Community Development Authority,
3.615%, 02/01/2029	22,021,169	21,189,562
MMAF Equipment Finance LLC,
Series 2023-A, Class A3, 5.540%, 12/13/2029 (2)	6,575,000	6,537,448
Navient Private Education Refi Loan Trust:
Series 2019-EA, Class A2A, 2.640%, 05/15/2068 (Callable 09/15/2026) (2)	2,159,887	2,027,114
Series 2019-FA, Class A2, 2.600%, 08/15/2068 (Callable 01/15/2027) (2)	8,982,166	8,238,751
Series 2021-A, Class A, 0.840%, 05/15/2069 (Callable 04/15/2028) (2)	9,317,337	8,059,619
Series 2021-GA, Class A, 1.580%, 04/15/2070 (Callable 06/15/2029) (2)	23,967,947	20,229,594
Navient Student Loan Trust,
Series 2019-BA, Class A2A, 3.390%, 12/15/2059 (Callable 12/15/2029) (2)	4,150,264	3,923,701
Nelnet Student Loan Trust:
Series 2021-A, Class APT1, 1.360%, 04/20/2062 (Callable 09/20/2029) (2)	7,623,153	6,794,396
Series 2021-BA, Class AFX, 1.420%, 04/20/2062 (Callable 07/20/2029) (2)	10,515,867	9,365,879
Series 2021-DA, Class AFX, 1.630%, 04/20/2062 (Callable 12/20/2031) (2)	10,606,424	9,532,208
PFS Financing Corp.,
Series 2023-A, Class A, 5.800%, 03/15/2028 (2)	24,700,000	24,655,703
Santander Bank Auto Credit,
Series 2022-A, Class B, 5.281%, 05/15/2032 (Callable 11/15/2025) (2)	5,457,518	5,391,117
SFS Auto Receivables Securitization Trust,
Series 2023-1A, Class A3, 5.470%, 10/20/2028 (Callable 12/20/2026) (2)	27,100,000	26,804,889
Towd Point Mortgage Trust:
Series 2019-MH1, Class A1, 3.000%, 11/25/2058 (Callable 09/25/2024) (2)(4)	1,077,690	1,067,963
Series 2020-MH1, Class A1A, 2.184%, 02/25/2060 (Callable 10/25/2023) (2)(4)	8,241,359	7,729,879
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (Callable 10/25/2023) (2)(4)	12,816,067	12,030,958
Verizon Master Trust,
Series 2023-1, Class A, 4.490%, 01/22/2029 (Callable 01/20/2026)	23,150,000	22,654,449
Total Asset Backed Securities (Cost $633,675,385)		617,920,972	6.7%
Total Long-Term Investments (Cost $9,350,206,041)		9,090,880,531	98.8%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 5.28% (5)	167,334,340	167,334,340
Total Short-Term Investment (Cost $167,334,340)		167,334,340	1.8%
Total Investments (Cost $9,517,540,381)		9,258,214,871	100.6%
Liabilities in Excess of Other Assets		(58,186,362)	(0.6)%
TOTAL NET ASSETS		$9,200,028,509	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
NATL	National Public Finance Guarantee Corp.

CMT	Constant Maturity Treasury
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SOFR	Secured Overnight Financing Rate
SOFRINDX	Secured Overnight Financing Rate Index

(1)	Foreign security.
(2)
Includes securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
At September 30, 2023, the value of these securities totaled $3,198,690,251, which represented 34.77% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate as of the last reset date in effect as of September 30, 2023.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2023.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2023.

Baird Short-Term Bond Fund
Summary of Fair Value Exposure at September 30, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$2,074,708,178	$–	$2,074,708,178
Other Government Related Securities	–	49,123,946	–	49,123,946
Corporate Bonds	–	5,308,009,001	–	5,308,009,001
Municipal Bonds	–	166,794,690	–	166,794,690
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	424,420,468	–	424,420,468
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	449,903,276	–	449,903,276
Asset Backed Securities	–	617,920,972	–	617,920,972
Total Long-Term Investments	–	9,090,880,531	–	9,090,880,531
Short-Term Investment
Money Market Mutual Fund	167,334,340	–	–	167,334,340
Total Short-Term Investment	167,334,340	–	–	167,334,340
Total Investments	$167,334,340	$9,090,880,531	$–	$9,258,214,871

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.